TAXES (Tables)	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION	Income tax provision is as follows:
	Six months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Current	$-	$-
Deferred	19,655	-
Total income tax expense	$19,655	$-

SCHEDULE OF LOSS BEFORE INCOME TAX

Loss before income tax is attributable to the following geographic locations are as follows:

	Six months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Cayman Islands	$1,267,409	$733,351
Hong Kong	32,123	522,352
PRC	550,010	481,997
Total	$1,849,542	$1,737,700

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES

A reconciliation of the income tax expense determined at the statutory income tax rate to the Company’s income taxes are as follows:

	Six months ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Loss before income taxes	$1,849,542	$1,737,700
PRC statutory income tax rate	25%	25%
Income tax benefit computed at statutory corporate income tax rate	462,386	434,425
Reconciling items:
Additional deduction for R&D expenses	6,526	35,065
Entertainment expense	(10,232)	-
Effect of preferential tax rates	(121,470)	(106,101)
Effect of different tax rates in other jurisdictions	(322,232)	(270,832)
Change in valuation allowance	(34,633)	(92,557)
Income tax expense	$(19,655)	$-

SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAXES

The significant components of deferred taxes are as follows:

	March 31, 2026	September 30, 2025
	(Unaudited)
Deferred tax assets
Net operating loss carry forwards	$1,539,233	$1,232,478
Allowance for doubtful accounts	10,960	-
Lease liabilities	20,138	-
Total deferred tax assets	$1,570,331	$1,232,478
Less: Valuation allowance	(1,307,141)	(1,232,478)
Total deferred tax assets, net	$263,190	$-

Deferred tax liabilities
Right-of-use assets	(21,281)	-
Fair value of intangible assets recognized through business combination	(108,075)	-
Total deferred tax liabilities	$(129,356)	$-

Deferred tax assets, net	$133,834	$-

SCHEDULE OF MOVEMENT FOR CHANGES IN VALUATION ALLOWANCES

Movements for changes in valuation allowance are as follows:

	Six Months Ended
	2026	2025
	(Unaudited)	(Unaudited)
Balance, beginning of the period	$1,232,478	$1,168,270
Additions	34,633	92,557
Utilization	-	-
Foreign exchange differences	40,030	(32,662)
Balance, end of the period	$1,307,141	$1,228,165

SCHEDULE OF TAXES PAYABLE

Taxes payable consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
VAT taxes payable	$25,187	$14,546
Income tax payable	-	5,007
Other taxes payable	17,305	7,151
Total taxes payable	$42,492	$26,704